Note 6 - Fair Value Measurements - Fair Value Assets by Investment Category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets, Fair Value, Cash and Cash Equivalents	$ 57,800	$ 68,253
Assets, Fair Value, Other Current Assets	2,177	2,168
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value, Cash and Cash Equivalents	1	1
Assets, Fair Value, Other Current Assets	586	566
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value, Cash and Cash Equivalents	268	1,335
Assets, Fair Value, Other Current Assets	1,591	1,602
Cash [Member]
Assets, Fair Value, Cash and Cash Equivalents	57,531	66,917
Assets, Fair Value, Other Current Assets	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value, Cash and Cash Equivalents	1	1
Assets, Fair Value, Other Current Assets	0	0
Money Market Funds, Rabbi Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value, Cash and Cash Equivalents	0	0
Assets, Fair Value, Other Current Assets	586	566
Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value, Cash and Cash Equivalents	268	1,335
Assets, Fair Value, Other Current Assets	1,591	1,602
Reported Value Measurement [Member]
Assets, fair value	59,977	70,422
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	587	567
Reported Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	1,859	2,938
Reported Value Measurement [Member] | Cash [Member]
Assets, fair value	57,531	66,917
Reported Value Measurement [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	1	1
Reported Value Measurement [Member] | Money Market Funds, Rabbi Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	586	566
Reported Value Measurement [Member] | Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	1,859	2,938
Estimate of Fair Value Measurement [Member]
Assets, fair value	60,239	70,832
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	587	567
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	2,121	3,348
Estimate of Fair Value Measurement [Member] | Cash [Member]
Assets, fair value	57,531	66,917
Estimate of Fair Value Measurement [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	1	1
Estimate of Fair Value Measurement [Member] | Money Market Funds, Rabbi Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	586	566
Estimate of Fair Value Measurement [Member] | Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	$ 2,121	$ 3,348